SIGNIFICANT EVENTS DURING THE REPORTING PERIOD (Tables)	6 Months Ended
Jun. 30, 2025
Significant Events During The Reporting Period [Abstract]
Disclosure of detailed information about convertible debenture [Table Text Block]
May 26, 2025

Debentures (host instrument) (*)	$1,938
Embedded conversion feature	363
Total fair value of the convertible debentures	$2,301

(*)	At the initial date, the fair value of the Debentures was measured by management using the assistance of an external appraiser taking into account a debt discount rate of 18.79%.

Disclosure of detailed information about debentures amount to identified components [Table Text Block]
Debentures

Balance at January 1, 2025	$1,968
Amortization of discount expenses	152
Recognition of extension fee	209
Recognition of discount equal to embedded conversion feature	(363)
Partial conversion into common shares (*)	(1,395)
Balance at June 30, 2025	$571

(*)	During the period commencing May 26, 2025 through June 30, 2025, total debentures at carrying amount of approximately $1,395 have been converted into 625,461 common shares of the Company.